INVENTORY, NET	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORY, NET	INVENTORY, NET

(US$ MILLIONS)	2024	2023
Raw materials and consumables	$41	$52
Finished goods and other	11	9
Carrying amount of inventories	$52	$61
The following table summarizes the change in the inventory obsolescence provision for the years ended December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Inventory obsolescence provision - beginning	$8	$14
Add: increase in provision	3	6
Deduct: inventory obsolescence write off	(3)	(2)
Deduct: dispositions	—	(10)
Impact of foreign exchange	1	—
Inventory obsolescence provision - ending	$9	$8